NUVEEN ALL-AMERICAN MUNICIPAL BOND FUND

SUPPLEMENT DATED JUNE 30, 2016

TO THE PROSPECTUS DATED AUGUST 31, 2015

Effective June 30, 2016, shares of Nuveen All-American Municipal Bond Fund are being offered through another prospectus. Any references to Nuveen All-American Municipal Bond Fund in this prospectus are deleted.

PLEASE KEEP THIS WITH YOUR PROSPECTUS

FOR FUTURE REFERENCE

MGN-AAP-0616P

NUVEEN HIGH YIELD MUNICIPAL BOND FUND

SUPPLEMENT DATED JUNE 30, 2016

TO THE PROSPECTUS DATED AUGUST 31, 2015

Effective June 30, 2016, shares of Nuveen High Yield Municipal Bond Fund are being offered through another prospectus. Any references to Nuveen High Yield Municipal Bond Fund in this prospectus are deleted.

PLEASE KEEP THIS WITH YOUR PROSPECTUS

FOR FUTURE REFERENCE

MGN-HYMP-0616P